Capital Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Capital Stock Transactions [Abstract]
Schedule Of Capital Stock Repurchases

	For the Years Ended December 31,
	2015	2014	2013
Total cost of repurchased shares (in thousands):	$59,323	$110,019	$92,911
Shares repurchased	460,765	1,182,934	1,356,344
Weighted average price per share	$128.75	$93.01	$68.50